RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	May 29, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization of debt discount				$ 776,515	$ 175,356		$ 1,350,389
Security deposit						175,000	175,000
Accounts receivable, trade related parties		$ 39,565,861		39,565,861		1,321,473	1,274,250
Accounts payable, trade related parties		54,899,638		54,899,638		4,171,839	10,839,224
Revenue from related party transactions		300,000	$ 600,000	800,000	1,200,000		2,355,214
Total direct costs		29,300,000	23,200,000	101,200,000	27,600,000		54,898,109
Consulting Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for consulting agreement	$ 500,000						250,000
Amortization of debt discount				424,002		848,010	565,338
Service fees		$ 15,000	$ 0	30,000	$ 0	$ 0	60,000
Consulting Services Agreement [Member] | David Briones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service fees				$ 5,000			$ 5,000